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LIBERTY
-------------------------
          FUNDS GROUP

LIBERTY FUNDS GROUP LLC

COLONIAL MANAGEMENT ASSOCIATES, INC.

COLONIAL ADVISORY SERVICES, INC.

STEIN ROE MANAGEMENT ASSOCIATES Stein Roe & Farnham Incorporated

LIBERTY FUNDS DISTRIBUTOR, INC.

LIBERTY FUNDS SERVICES, INC.


February 5, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Liberty-Stein Roe Funds Income Trust (Trust)
           Liberty Intermediate Bond Fund (Fund)
           Registration Nos. 33-02633 and 811-4552

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus, Statement of Additional Information and Supplement dated February 1, 2002 for the Fund does not differ from that contained in Post-Effective Amendment No. 45 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 29, 2001.


Very truly yours,

LIBERTY-STEIN ROE FUNDS INCOME TRUST



By:  /s/ Ellen Harrington
     Ellen Harrington
     Assistant Secretary

Enclosures

One Financial Center, Boston, MA 02111-2621